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                                                           [METLIFE LETTERHEAD]

METLIFE INVESTORS INSURANCE COMPANY
5 PARK PLAZA, SUITE 1900
IRVINE, CALIFORNIA 92614

May 2, 2007

VIA EDGAR TRANSMISSION
______________________

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re: MetLife Investors Insurance Company and
    MetLife Investors Variable Annuity Account One
    File Nos. 333-50540/811-05200
    (Class VA, Class AA and Class B)
    Rule 497(j) Certification
    _______________________________________________

Commissioners:

On behalf of MetLife Investors Insurance Company (the "Company") and MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of three Prospectuses, Statement of Additional Information ("SAI"), and two Supplements to the Prospectuses (Class AA and Class B), each dated April 30, 2007, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectuses, SAI and Supplements to the Prospectuses dated April 30, 2007 contained in Post-Effective Amendment No. 22 for the Account filed electronically with the Commission on April 19, 2007.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/ John M. Richards
-----------------------------------
John M. Richards
Senior Counsel
Metropolitan Life Insurance Company